Related Party Transactions (Tables)	6 Months Ended
Dec. 31, 2023
Related Party Transactions
Schedule of compensation to key management

	December 31,	December 31,
	2023	2022
Management and director fees	$1,314	$1,024
Benefits	12	—
Share-based payments	4,929	—
	$6,255	$1,024